Description of Organization, Business Operations and Going Concern (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 30, 2020	Dec. 28, 2020	Mar. 31, 2022	Dec. 31, 2021	Mar. 18, 2022	Apr. 30, 2021
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Initial business combination percentage of trust account			80.00%	80.00%
Percentage of outstanding voting securities			50.00%	50.00%
Business combination net tangible assets (in Dollars)			$ 5,000,001	$ 5,000,001
Aggregate percent of shares sold			20.00%	20.00%
Redemption of public shares percentage			100.00%	100.00%
Redemption payment shares (in Shares)					15,092,126
Trust account total (in Dollars)					$ 152,451,819
Outstanding public shares percentage			100.00%	100.00%
Total consideration (in Dollars)			$ 250,000,000
Aggregate shares (in Shares)						27,000
Price per share (in Dollars per share)			$ 12.5
Lock-up share percentage			50.00%
Cash held outside of trust account (in Dollars)			$ 2,079,611	$ 395,235
Initial Public Offering [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Purchase units (in Shares)		17,500,000
Price per share (in Dollars per share)		$ 10
Gross proceeds (in Dollars)		$ 175,000,000
Sale of shares (in Shares)		18,000,000
Share price (in Dollars per share)		$ 0.5
Cash in trust (in Dollars)			$ 203,262,500	$ 203,262,500
Redemption value, per unit (in Dollars per share)			$ 10.1	$ 10.1
Maturity term			180 days	180 days
Redemption percentage of outstanding public shares			100.00%	100.00%
Over-Allotment Option [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Purchase units (in Shares)	2,625,000
Gross proceeds (in Dollars)	$ 26,250,000
Viveon Common Stock [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Price per share (in Dollars per share)			$ 10
Common stock par value (in Dollars per share)			$ 0.0001
Aggregate shares (in Shares)			12,000,000
First Milestone [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Aggregate shares (in Shares)			4,000,000
Price per share (in Dollars per share)			$ 12.5
Second Milestone [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Aggregate shares (in Shares)			4,000,000
Price per share (in Dollars per share)			$ 15
Third Milestone [Member]
Description of Organization, Business Operations and Going Concern (Details) [Line Items]
Aggregate shares (in Shares)			4,000,000
Price per share (in Dollars per share)			$ 17.5